Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
EXCHANGE-TRADED FUNDS† - 4.2%
iShares Core U.S. Aggregate Bond ETF[1]	129,750	$ 14,964,067
Total Exchange-Traded Funds
(Cost $15,301,205)		14,964,067
MONEY MARKET FUND† - 1.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	3,992,434	3,992,434
Total Money Market Fund
(Cost $3,992,434)		3,992,434

	Face Amount~
ASSET-BACKED SECURITIES†† - 32.6%
Collateralized Loan Obligations - 23.9%
Flagship CLO VIII Ltd.
2018-8A, 1.98% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 01/16/26[3,4]	5,100,000	5,092,373
BXMT Ltd.
2020-FL2, 1.27% (1 Month USD LIBOR + 1.15%, Rate Floor: 1.15%) due 02/15/38[3,4]	2,500,000	2,506,626
2020-FL3, 1.87% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/15/37[3,4]	1,750,000	1,772,909
Shackleton VIII CLO Ltd.
2017-8A, 1.11% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[3,4]	3,752,327	3,748,921
Denali Capital CLO XI Ltd.
2018-1A, 1.32% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[3,4]	3,670,244	3,670,668
Owl Rock CLO IV Ltd.
2020-4A, due 05/20/29[3,4]	1,750,000	1,750,000
2021-4A, (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33[3,4]	1,750,000	1,750,000
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A, 1.59% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31[3,4]	3,500,000	3,500,000
Dryden 33 Senior Loan Fund
2020-33A, 1.18% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 04/15/29[3,4]	3,500,000	3,498,290
Marathon CLO V Ltd.
2017-5A, 1.02% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[3,4]	1,799,702	1,798,124
2017-5A, 1.60% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[3,4]	1,618,482	1,604,613
Diamond CLO Ltd.
2021-1A, 1.38% (3 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 04/25/29[3,4]	3,221,818	3,223,843
Palmer Square Loan Funding Ltd.
2021-2A, 1.55% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29[3,4]	1,750,000	1,732,757
2018-4A, 1.06% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[3,4]	930,645	930,766
2019-3A, 1.01% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[3,4]	499,146	499,181
MidOcean Credit CLO VII
2020-7A, 1.22% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29[3,4]	3,000,000	3,001,014
Avery Point V CLO Ltd.
2017-5A, 1.69% (3 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 07/17/26[3,4]	3,000,000	2,999,989
Golub Capital Partners CLO Ltd.
2018-36A, 1.48% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[3,4]	3,000,000	2,993,766
CHCP Ltd.
2021-FL1, 1.17% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/15/38[3,4]	2,750,000	2,765,895
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 1.48% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[3,4]	2,500,000	2,478,473

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 32.6% (continued)
Collateralized Loan Obligations - 23.9% (continued)
GPMT Ltd.
2019-FL2, 1.39% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36[3,4]	2,373,718	$2,374,840
Venture XIV CLO Ltd.
2020-14A, 1.17% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29[3,4]	2,000,000	2,000,299
ABPCI Direct Lending Fund CLO I LLC
2021-1A, 1.79% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32[3,4]	1,250,000	1,248,317
2021-1A, 1.88% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33[3,4]	750,000	747,734
610 Funding CLO 3 Ltd.
2018-3A, 1.44% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/17/28[3,4]	1,798,418	1,798,475
Golub Capital Partners CLO 16 Ltd.
2021-16A, 1.70% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33[3,4]	1,750,000	1,750,000
HERA Commercial Mortgage Ltd.
2021-FL1, 1.13% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/18/38[3,4]	1,750,000	1,748,074
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 1.71% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[3,4]	1,750,000	1,746,389
Cerberus Loan Funding XXX, LP
2020-3A, 2.03% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33[3,4]	1,500,000	1,506,723
Golub Capital Partners CLO 33M Ltd.
2021-33A, 1.98% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33[3,4]	1,500,000	1,500,000
LoanCore Issuer Ltd.
2018-CRE1, 1.57% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28[3,4]	1,000,000	1,000,241
2018-CRE1, 1.20% (1 Month USD LIBOR + 1.13%, Rate Floor: 1.13%) due 05/15/28[3,4]	346,165	346,330
Shackleton CLO Ltd.
2018-6RA, 1.21% (3 Month USD LIBOR + 1.02%, Rate Floor: 1.02%) due 07/17/28[3,4]	1,274,524	1,273,871
Woodmont Trust
2020-7A, 2.08% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32[3,4]	1,250,000	1,258,152
Wellfleet CLO Ltd.
2020-2A, 1.25% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29[3,4]	1,250,000	1,248,754
Oaktree CLO Ltd.
2017-1A, 1.54% (3 Month USD LIBOR + 1.35%) due 10/20/27[3,4]	1,250,000	1,248,611
Cerberus Loan Funding XXXII, LP
2021-2A, 1.82% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33[3,4]	1,000,000	1,001,219
Cerberus Loan Funding XXXIII, LP
2021-3A, due 07/23/33[3,4]	1,000,000	1,000,000
Cerberus Loan Funding XXXI, LP
2021-1A, 1.69% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32[3,4]	1,000,000	998,688
THL Credit Lake Shore MM CLO I Ltd.
2021-1A, 1.88% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33[3,4]	1,000,000	997,200
Avery Point VI CLO Ltd.
2021-6A, 1.08% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 08/05/27[3,4]	960,382	960,486

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 32.6% (continued)
Collateralized Loan Obligations - 23.9% (continued)
Telos CLO Ltd.
2017-6A, 1.46% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[3,4]	915,773	$915,780
Newfleet CLO Ltd.
2018-1A, 1.14% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28[3,4]	822,321	821,724
Cerberus Loan Funding XXVI, LP
2021-1A, 1.57% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31[3,4]	750,000	750,000
Wind River CLO Ltd.
2017-2A, 1.05% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[3,4]	414,577	414,467
2017-2A, 1.05% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[3,4]	296,126	296,048
Halcyon Loan Advisors Funding Ltd.
2017-3A, 1.09% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[3,4]	687,611	687,526
Mountain View CLO Ltd.
2018-1A, 0.98% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[3,4]	407,595	407,475
ACRE Commercial Mortgage Ltd.
2021-FL4, 1.18% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 12/18/37[3,4]	350,000	350,822
Golub Capital Partners CLO 17 Ltd.
2017-17A, 1.83% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30[3,4]	300,000	299,510
Grand Avenue CRE Ltd.
2020-FL2, 2.57% (1 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 03/15/35[3,4]	269,758	273,174
First Eagle Clarendon Fund CLO LLC
2019-1A, 1.48% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[3,4]	164,171	164,126
BSPRT Issuer Ltd.
2018-FL3, 1.12% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 03/15/28[3,4]	97,887	97,962
MidOcean Credit CLO IV
2018-4A, 0.98% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 04/15/27[3,4]	21,165	21,164
Total Collateralized Loan Obligations		84,572,389
Financial - 3.0%
Station Place Securitization Trust
2021-9, 0.68% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 06/20/22[3,4]	6,400,000	6,400,000
Station Place Securitization Trust
2021-7, 0.89% (1 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 09/24/21†††,3,4	3,250,000	3,250,000
Madison Avenue Secured Funding Trust Series
2020-1, 1.72% (1 Month USD LIBOR + 1.63%, Rate Floor: 0.00%) due 12/13/21†††,3,4	800,000	800,000
Total Financial		10,450,000
Transport-Container - 1.6%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[3]	2,936,250	2,919,337
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[3]	1,450,321	1,438,332
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[3]	827,333	818,787
2020-1A, 2.73% due 08/21/45[3]	456,649	464,279
Total Transport-Container		5,640,735
Transport-Aircraft - 1.3%
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[3]	2,058,654	2,051,272
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[3]	1,726,158	1,707,279

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 32.6% (continued)
Transport-Aircraft - 1.3% (continued)
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[3]	866,156	$861,635
Total Transport-Aircraft		4,620,186
Net Lease - 1.3%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[3]	3,464,395	3,516,064
CF Hippolyta LLC
2021-1A, 1.98% due 03/15/61[3]	1,000,000	1,008,962
Total Net Lease		4,525,026
Infrastructure - 1.0%
VB-S1 Issuer LLC
2020-1A, 3.03% due 06/15/50[3]	3,300,000	3,449,475
Whole Business - 0.5%
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/07/49[3]	1,885,750	1,933,007
Total Asset-Backed Securities
(Cost $115,021,975)		115,190,818
CORPORATE BONDS†† - 30.6%
Financial - 7.9%
Swedbank AB
0.85% due 03/18/24[3]	3,850,000	3,862,905
Charles Schwab Corp.
0.55% (U.S. Secured Overnight Financing Rate + 0.50%) due 03/18/24[4]	3,550,000	3,573,561
JPMorgan Chase & Co.
0.70% due 03/16/24[5]	3,550,000	3,561,510
Sumitomo Mitsui Trust Bank Ltd.
0.85% due 03/25/24[3]	3,550,000	3,555,680
Ameriprise Financial, Inc.
3.00% due 04/02/25	2,450,000	2,622,988
Credit Suisse AG NY
0.42% (U.S. Secured Overnight Financing Rate + 0.39%) due 02/02/24[4]	2,200,000	2,197,712
Equinix, Inc.
1.45% due 05/15/26	1,850,000	1,857,878
CIT Group, Inc.
3.93% due 06/19/24[5]	1,650,000	1,738,687
Intercontinental Exchange, Inc.
0.77% (3 Month USD LIBOR + 0.65%) due 06/15/23[4]	1,450,000	1,448,260
Aviation Capital Group LLC
2.88% due 01/20/22[3]	1,300,000	1,313,189
Standard Chartered plc
1.32% due 10/14/23[3,5]	900,000	907,749
GA Global Funding Trust
1.63% due 01/15/26[3]	600,000	607,654
Brighthouse Financial Global Funding
0.77% (U.S. Secured Overnight Financing Rate + 0.76%) due 04/12/24[3,4]	350,000	352,541
Peachtree Corners Funding Trust
3.98% due 02/15/25[3]	250,000	273,727
Total Financial		27,874,041
Industrial - 6.1%
Boeing Co.
1.95% due 02/01/24	3,300,000	3,379,309
1.43% due 02/04/24	1,850,000	1,856,152
Siemens Financieringsmaatschappij N.V.
0.73% (3 Month USD LIBOR + 0.61%) due 03/16/22[3,4]	2,160,000	2,168,894
0.65% due 03/11/24[3]	1,400,000	1,401,709
Ryder System, Inc.
3.35% due 09/01/25	2,500,000	2,703,845
3.40% due 03/01/23	500,000	522,479
Graphic Packaging International LLC
0.82% due 04/15/24[3]	2,550,000	2,531,314
Teledyne Technologies, Inc.
0.65% due 04/01/23	1,750,000	1,749,577
CNH Industrial Capital LLC
1.95% due 07/02/23	1,620,000	1,660,487
Silgan Holdings, Inc.
1.40% due 04/01/26[3]	950,000	940,500
Vontier Corp.
1.80% due 04/01/26[3]	850,000	844,254
Berry Global, Inc.
0.95% due 02/15/24[3]	800,000	800,696
Ingram Micro, Inc.
5.00% due 08/10/22	545,000	560,253
Jabil, Inc.
1.70% due 04/15/26	250,000	252,004
Weir Group plc
2.20% due 05/13/26[3]	200,000	200,904
Total Industrial		21,572,377
Consumer, Non-cyclical - 4.8%
AmerisourceBergen Corp.
0.74% due 03/15/23	3,550,000	3,556,816
Illumina, Inc.
0.55% due 03/23/23	3,550,000	3,555,240
Sysco Corp.
5.65% due 04/01/25	2,450,000	2,839,143
Element Fleet Management Corp.
1.60% due 04/06/24[3]	1,800,000	1,829,412
Triton Container International Ltd.
2.05% due 04/15/26[3]	900,000	903,247
1.15% due 06/07/24[3]	800,000	798,479
Molina Healthcare, Inc.
5.38% due 11/15/22	800,000	837,000
CVS Health Corp.
4.00% due 12/05/23	650,000	698,313

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 30.6% (continued)
Consumer, Non-cyclical - 4.8% (continued)
Stryker Corp.
3.38% due 05/15/24	650,000	$696,827
Bunge Limited Finance Corp.
3.00% due 09/25/22	450,000	462,169
Spectrum Brands, Inc.
5.75% due 07/15/25	350,000	358,663
ADT Security Corp.
3.50% due 07/15/22	200,000	203,750
Square, Inc.
2.75% due 06/01/26[3]	150,000	152,625
Total Consumer, Non-cyclical		16,891,684
Communications - 4.1%
NTT Finance Corp.
0.58% due 03/01/24[3]	3,550,000	3,545,120
eBay, Inc.
1.40% due 05/10/26	1,850,000	1,855,566
Verizon Communications, Inc.
0.75% due 03/22/24	1,800,000	1,807,866
T-Mobile USA, Inc.
2.63% due 04/15/26	650,000	664,625
4.50% due 02/01/26	450,000	458,604
2.25% due 02/15/26	250,000	251,875
Netflix, Inc.
5.50% due 02/15/22	1,250,000	1,281,250
ViacomCBS, Inc.
4.75% due 05/15/25	810,000	916,942
Cogent Communications Group, Inc.
3.50% due 05/01/26[3]	850,000	869,125
Sirius XM Radio, Inc.
5.38% due 07/15/26[3]	450,000	464,625
3.88% due 08/01/22[3]	400,000	400,720
Level 3 Financing, Inc.
5.38% due 05/01/25	750,000	765,937
Videotron Ltd.
5.00% due 07/15/22	450,000	468,045
Corning, Inc.
3.70% due 11/15/23	400,000	425,984
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36% due 09/20/21[3]	350,000	351,750
Total Communications		14,528,034
Utilities - 3.8%
CenterPoint Energy Resources Corp.
0.63% (3 Month USD LIBOR + 0.50%) due 03/02/23[4]	3,800,000	3,800,893
NextEra Energy Capital Holdings, Inc.
0.55% (U.S. Secured Overnight Financing Rate + 0.54%) due 03/01/23[4]	3,550,000	3,567,795
ONE Gas, Inc.
1.10% due 03/11/24	1,800,000	1,801,251
Atmos Energy Corp.
0.63% due 03/09/23	1,800,000	1,800,534
Alexander Funding Trust
1.84% due 11/15/23[3]	1,750,000	1,782,492
OGE Energy Corp.
0.70% due 05/26/23	650,000	649,426
Total Utilities		13,402,391
Technology - 2.5%
Fidelity National Information Services, Inc.
0.60% due 03/01/24	3,550,000	3,545,385
HCL America, Inc.
1.38% due 03/10/26[3]	2,800,000	2,783,484
Microchip Technology, Inc.
2.67% due 09/01/23	1,640,000	1,707,880
Infor, Inc.
1.45% due 07/15/23[3]	780,000	788,707
Total Technology		8,825,456
Energy - 0.9%
Phillips 66
0.90% due 02/15/24	1,700,000	1,702,250
Valero Energy Corp.
1.20% due 03/15/24	1,650,000	1,662,763
Total Energy		3,365,013
Basic Materials - 0.5%
Reliance Steel & Aluminum Co.
4.50% due 04/15/23	850,000	899,819
Carpenter Technology Corp.
4.45% due 03/01/23	700,000	731,450
Total Basic Materials		1,631,269
Total Corporate Bonds
(Cost $107,184,412)		108,090,265
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 29.7%
Residential Mortgage Backed Securities - 19.7%
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60[3,4]	3,266,956	3,276,895
2020-NQM1, 1.21% due 05/25/65[3,6]	2,131,665	2,145,192
2020-RPL5, 3.02% (WAC) due 08/25/60[3,4]	1,571,271	1,595,173
2021-RPL4, 1.80% (WAC) due 12/27/60[3,4]	739,044	740,073
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[3,6]	2,630,050	2,636,747
2020-1, 2.42% due 01/25/60[3,6]	1,450,900	1,469,711
2019-4, 2.64% due 11/25/59[3,6]	926,846	942,340
2019-4, 2.85% due 11/25/59[3,6]	880,097	894,727
2021-3, 1.44% (WAC) due 06/25/66[3,4]	450,000	449,906
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[3]	2,550,000	2,553,093
2020-T3, 1.32% due 10/15/52[3]	1,750,000	1,750,267

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 29.7% (continued)
Residential Mortgage Backed Securities - 19.7% (continued)
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[3,4]	1,712,509	$1,786,998
2019-1A, 3.50% (WAC) due 10/25/59[3,4]	1,533,009	1,617,105
Soundview Home Loan Trust
2006-OPT5, 0.23% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[4]	2,598,387	2,546,352
2006-1, 0.69% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 02/25/36[4]	338,018	338,025
Ocwen Master Advance Receivables Trust
2020-T1, 1.28% due 08/15/52[3]	2,800,000	2,830,153
Legacy Mortgage Asset Trust
2021-GS3, 1.75% due 07/25/61[3,6]	1,781,153	1,776,731
2021-GS2, 1.75% due 04/25/61[3,6]	737,286	738,062
Home Equity Loan Trust
2007-FRE1, 0.28% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[4]	2,607,067	2,459,925
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58[3,4]	1,315,554	1,363,108
2017-5, 0.69% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[3,4]	1,059,074	1,059,126
Structured Asset Securities Corp. Mortgage Loan Trust
2008-BC4, 0.72% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[4]	2,164,164	2,132,279
Morgan Stanley ABS Capital I Inc. Trust
2006-NC1, 0.66% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35[4]	2,060,260	2,060,636
NovaStar Mortgage Funding Trust Series
2007-2, 0.29% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[4]	2,075,522	2,037,348
BRAVO Residential Funding Trust
2021-HE1, 0.87% (30 Day Average U.S. Secured Overnight Financing Rate + 0.85%, Rate Floor: 0.00%) due 01/25/70[3,4]	780,780	781,018
2019-NQM1, 2.67% (WAC) due 07/25/59[3,4]	629,588	635,157
2021-HE2, 0.87% (30 Day Average U.S. Secured Overnight Financing Rate + 0.85%, Rate Floor: 0.00%) due 11/25/69[3,4]	387,201	387,329
FKRT
2020-C2A, 3.25% due 12/30/23†††,7	1,753,410	1,755,514
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[3,6]	1,750,000	1,750,787
PRPM LLC
2021-5, 1.79% due 06/25/26[3,6]	1,750,000	1,748,331
Countrywide Asset-Backed Certificates
2006-6, 0.43% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 09/25/36[4]	1,525,873	1,518,011
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[4,7]	1,091,596	1,137,246
2019-RM3, 2.80% (WAC) due 06/25/69[4,7]	366,646	374,312
CFMT LLC
2021-HB5, 0.80% (WAC) due 02/25/31[3,4]	1,387,384	1,386,819
LSTAR Securities Investment Ltd.
2021-1, 1.89% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[4,7]	783,146	784,984
2021-2, 1.79% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[4,7]	588,617	588,368
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 02/25/24[3,4]	1,335,238	1,354,372
Banc of America Funding Trust
2015-R2, 0.35% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37[3,4]	1,342,767	1,313,299

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 29.7% (continued)
Residential Mortgage Backed Securities - 19.7% (continued)
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50[3,4]	767,546	$776,139
2019-1, 2.94% (WAC) due 06/25/49[3,4]	379,762	381,834
CIT Mortgage Loan Trust
2007-1, 1.44% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[3,4]	725,072	732,157
2007-1, 1.54% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[3,4]	370,649	373,234
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates Series
2005-R10, 0.74% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 01/25/36[4]	1,106,370	1,104,422
New Residential Advance Receivables Trust Advance Receivables Backed Notes
2020-APT1, 1.03% due 12/16/52[3]	1,000,000	1,000,181
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 0.23% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[4]	983,009	966,534
Citigroup Mortgage Loan Trust
2007-WFH2, 0.49% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 03/25/37[4]	558,613	556,834
2019-IMC1, 2.72% (WAC) due 07/25/49[3,4]	397,647	401,776
Alternative Loan Trust
2007-OA7, 0.23% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 05/25/47[4]	977,103	928,815
CSMC Series
2014-2R, 0.29% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[3,4]	733,779	722,586
2014-7R, 0.24% (WAC) due 10/27/36[3,4]	159,760	158,847
HarborView Mortgage Loan Trust
2006-14, 0.24% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[4]	825,628	775,536
Morgan Stanley Home Equity Loan Trust
2006-2, 0.65% (1 Month USD LIBOR + 0.56%, Rate Floor: 0.56%) due 02/25/36[4]	753,127	747,396
Homeward Opportunities Fund I Trust
2019-3, 2.68% (WAC) due 11/25/59[3,4]	432,832	436,626
2019-2, 2.70% (WAC) due 09/25/59[3,4]	308,982	309,969
Structured Asset Investment Loan Trust
2005-2, 0.83% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 03/25/35[4]	343,172	342,223
2005-1, 0.81% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.72%) due 02/25/35[3,4]	184,648	184,820
Nationstar Home Equity Loan Trust
2007-B, 0.31% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37[4]	530,534	525,882
FBR Securitization Trust
2005-2, 0.84% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.75%) due 09/25/35[4]	407,528	407,246
Nationstar HECM Loan Trust
2019-2A, 2.27% (WAC) due 11/25/29[3,4]	375,762	376,459
Deephaven Residential Mortgage Trust
2019-3A, 2.96% (WAC) due 07/25/59[3,4]	312,014	312,938
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 0.59% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 12/25/35[4]	175,195	175,145

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 29.7% (continued)
Residential Mortgage Backed Securities - 19.7% (continued)
Encore Credit Receivables Trust
2005-4, 0.75% (1 Month USD LIBOR + 0.66%, Rate Floor: 0.66%) due 01/25/36[4]	13,395	$13,389
GSAMP Trust
2005-HE6, 0.75% (1 Month USD LIBOR + 0.66%, Rate Floor: 0.66%) due 11/25/35[4]	12,114	12,114
Total Residential Mortgage Backed Securities		69,438,621
Government Agency - 8.2%
Uniform MBS 30 Year
due 08/12/22[4]	28,300,000	29,233,023
Commercial Mortgage Backed Securities - 1.8%
Citigroup Commercial Mortgage Trust
2018-C6, 0.95% (WAC) due 11/10/51[4,8]	48,751,330	2,460,714
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.79% (WAC) due 06/15/51[4,8]	49,321,250	1,534,843
BENCHMARK Mortgage Trust
2019-B14, 0.91% (WAC) due 12/15/62[4,8]	24,853,235	1,164,125
Life Mortgage Trust
2021-BMR, 1.17% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 03/15/38[3,4]	950,000	951,811
KKR Industrial Portfolio Trust
2021-KDIP, 1.07% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/15/37[3,4]	300,000	299,910
Total Commercial Mortgage Backed Securities		6,411,403
Total Collateralized Mortgage Obligations
(Cost $104,255,731)		105,083,047
FOREIGN GOVERNMENT DEBT†† - 7.0%

State of Israel
5.50% due 01/31/22	ILS 16,530,000	5,231,529
0.75% due 07/31/22	ILS 16,830,000	5,208,522
Kingdom of Spain
(0.51)% due 07/09/21[10]	EUR 7,180,000	8,518,252
Czech Republic
0.10% due 04/17/22	CZK 78,600,000	3,636,852
Federative Republic of Brazil
due 10/01/21[9]	BRL 10,200,000	2,026,770
Total Foreign Government Debt
(Cost $24,604,913)		24,621,925
SENIOR FLOATING RATE INTERESTS††,4 - 4.2%
Industrial - 1.3%
Berry Global, Inc.
1.83% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26	1,563,807	1,550,937
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	850,000	907,086
Reynolds Group Holdings, Inc.
2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 02/06/23	900,000	897,750
SkyMiles IP Ltd.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/20/27	850,000	897,337
Filtration Group Corp.
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25	446,401	442,401
Total Industrial		4,695,511
Technology - 1.0%
Emerald TopCo, Inc. (Press Ganey)
3.69% (3 Month USD LIBOR + 3.50% and 3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	947,589	941,666
Dun & Bradstreet
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26	880,321	875,779
Informatica LLC
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/25/27	698,232	693,394
Boxer Parent Co., Inc.
3.85% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/02/25	447,425	444,629
Ascend Learning LLC
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 07/12/24	248,125	248,125
Sabre GLBL, Inc.
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/22/24	248,711	244,670

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 4.2% (continued)
Technology - 1.0% (continued)
MACOM Technology Solutions Holdings, Inc.
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	135,980	$135,242
Total Technology		3,583,505
Consumer, Non-cyclical - 0.5%
Icon Luxembourg SARL
due 06/16/28	900,000	901,269
Option Care Health, Inc.
3.85% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 08/06/26	895,455	895,266
Total Consumer, Non-cyclical		1,796,535
Communications - 0.5%
Internet Brands, Inc.
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/13/24	847,798	843,321
ProQuest, LLC
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 10/23/26	788,375	787,469
Total Communications		1,630,790
Financial - 0.4%
USI, Inc.
3.15% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	396,907	393,002
Nexus Buyer LLC
3.84% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	350,000	348,999
Focus Financial Partners LLC
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/03/24	348,205	344,521
HUB International Ltd.
2.93% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25	298,465	295,000
Total Financial		1,381,522
Consumer, Cyclical - 0.3%
Power Solutions (Panther)
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/30/26	845,505	837,051
CHG Healthcare Services, Inc.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/07/23	146,984	146,800
Total Consumer, Cyclical		983,851
Basic Materials - 0.1%
Invictus MD Strategies Corp.
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	551,043	549,941
Energy - 0.1%
ITT Holdings LLC
due 06/21/28[4]	300,000	299,250
Total Senior Floating Rate Interests
(Cost $14,911,208)		14,920,905
Total Investments - 109.4%
(Cost $385,271,878)		$ 386,863,461

Collateralized Mortgage Obligations Sold Short†† - (8.4)%
Government Agency - (8.4)%
Uniform MBS 30 Year
3.50% due 08/12/22	28,300,000	(29,812,833)
Total Securities Sold Short - (8.4)%
(Proceeds $29,840,156)		$ (29,812,833)
Other Assets & Liabilities, net - (1.0)%		(3,478,459)
Total Net Assets - 100.0%		$ 353,572,169

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.24%	Quarterly	09/22/23	$15,400,000	$38,500	$251	$38,249
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.00%	Quarterly	05/04/26	8,000,000	(31,120)	325	(31,445)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.66%	Quarterly	03/16/31	3,700,000	(95,608)	320	(95,928)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	2.02%	Quarterly	05/20/41	2,500,000	(123,725)	329	(124,054)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.58%	Quarterly	04/28/31	8,750,000	(134,750)	29,594	(164,344)
								$(346,703)	$30,819	$(377,522)

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Fixed Income Index Swap Agreements Sold Short††
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	(0.35)% (3 Month USD LIBOR + 0.17%)	At Maturity	07/19/21	54,150	$6,245,120	$(26,534)
BNP Paribas	iShares Core U.S. Aggregate Bond ETF	(0.35)% (3 Month USD LIBOR + 0.17%)	At Maturity	07/21/21	75,600	8,718,948	(66,528)

						$14,964,068	$(93,062)

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	12,900,000	BRL	07/01/21	$3,090,111	$2,594,581	$495,530
Citibank, N.A.	559,279,500	JPY	07/01/21	5,506,996	5,034,789	472,207
Barclays Bank plc	518,259,000	JPY	07/01/21	5,095,457	4,665,511	429,946
Citibank, N.A.	8,890,000	BRL	07/01/21	2,156,964	1,788,048	368,916
Goldman Sachs International	7,180,000	EUR	07/09/21	8,766,493	8,518,470	248,023
Goldman Sachs International	860,000	BRL	07/01/21	201,476	172,972	28,504
Goldman Sachs International	10,337,160	ILS	08/01/22	3,204,626	3,198,791	5,835
UBS AG	6,619,410	ILS	08/01/22	2,052,792	2,048,349	4,443
Goldman Sachs International	76,740	ILS	07/30/21	23,625	23,572	53
UBS AG	49,140	ILS	07/30/21	15,132	15,094	38
Morgan Stanley Capital Services LLC	11,790	CZK	07/12/21	565	549	16
Barclays Bank plc	17,439,150	ILS	01/31/22	5,374,714	5,375,434	(720)
Bank of America, N.A.	316,500	ILS	01/31/22	93,833	97,558	(3,725)
Goldman Sachs International	3,270,500	ILS	01/31/22	968,616	1,008,098	(39,482)
Goldman Sachs International	2,407,925	EUR	07/30/21	2,797,106	2,858,079	(60,973)
JPMorgan Chase Bank, N.A.	2,135,900	EUR	07/30/21	2,465,191	2,535,199	(70,008)
Barclays Bank plc	78,678,600	CZK	04/19/22	3,559,832	3,649,654	(89,822)
Morgan Stanley Capital Services LLC	10,200,000	BRL	10/01/21	1,830,582	2,028,791	(198,209)
						$1,590,572

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Goldman Sachs International	4,543,825	EUR	07/30/21	$5,214,039	$5,393,278	$179,239
Citibank, N.A.	15,062,000	BRL	07/01/21	2,888,504	3,029,425	140,921
Goldman Sachs International	3,587,000	ILS	01/31/22	995,283	1,105,655	110,372
JPMorgan Chase Bank, N.A.	7,588,000	BRL	07/01/21	1,470,543	1,526,177	55,634
JPMorgan Chase Bank, N.A.	1,077,538,500	JPY	07/01/21	10,521,296	9,700,301	(820,995)
						$(334,829)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

†††	Value determined based on Level 3 inputs — See Note 3.
1	All or a portion of this security is pledged as interest rate swap collateral at June 30, 2021.
2	Rate indicated is the 7-day yield as of June 30, 2021.
3	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $196,024,126 (cost $195,390,996), or 55.4% of total net assets.
4	Variable rate security. Rate indicated is the rate effective at June 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
5	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
6	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2021. See table below for additional step information for each security.
7	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $4,640,424 (cost $4,581,758), or 1.3% of total net assets — See Note 5.
8	Security is an interest-only strip.
9	Zero coupon rate security.
10	Rate indicated is the effective yield at the time of purchase.

BofA — Bank of America
BRL — Brazilian Real
CME — Chicago Mercantile Exchange
CZK — Czech Koruna
EUR — Euro
ILS — Israeli New Shekel
JPY — Japanese Yen
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$ 14,964,067	$ —	$ —	$ 14,964,067
Money Market Fund	3,992,434	—	—	3,992,434
Asset-Backed Securities	—	111,140,818	4,050,000	115,190,818
Corporate Bonds	—	108,090,265	—	108,090,265
Collateralized Mortgage Obligations	—	103,327,533	1,755,514	105,083,047
Foreign Government Debt	—	24,621,925	—	24,621,925
Senior Floating Rate Interests	—	14,920,905	—	14,920,905
Interest Rate Swap Agreements**	—	38,249	—	38,249
Forward Foreign Currency Exchange Contracts**	—	2,539,677	—	2,539,677
Total Assets	$ 18,956,501	$ 364,679,372	$ 5,805,514	$ 389,441,387

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Collateralized Mortgage Obligations Sold Short	$ —	$ 29,812,833	$ —	$ 29,812,833
Interest Rate Swap Agreements**	—	415,771	—	415,771
Forward Foreign Currency Exchange Contracts**	—	1,283,934	—	1,283,934
Fixed Income Index Swap Agreements**	—	93,062	—	93,062
Total Liabilities	$ —	$ 31,605,600	$ —	$ 31,605,600

** This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets categorized within Level 3 of the value hierarchy:

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

Category	Ending Balance at June 30, 2021	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$ 4,050,000	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	1,755,514	Model Price	Purchase Price	—	—
Total Assets	$ 5,805,514

Significant changes in a quote would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2021:

	Assets
	Asset-Backed Securities	Collateralized Mortgage Obligations	Total Assets
Beginning Balance	$ 7,400,000	$ 3,152,057	$ 10,552,057
Purchases/(Receipts)	4,050,000	1,981,332	6,031,332
(Sales, maturities and paydowns)/Fundings	(7,400,000)	(3,350,630)	(10,750,630)
Amortization of premiums/discounts	-	(324)	(324)
Total realized gains (losses) included in earnings	-	(2)	(2)
Total change in unrealized appreciation (depreciation) included in earnings	-	(26,919)	(26,919)
Ending Balance	$ 4,050,000	$ 1,755,514	$ 5,805,514
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2021	$ -	$ 1,191	$ 1,191

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/24	5.75%	05/26/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/26/24	5.75%	04/26/25
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	4.20%	07/26/24	5.99%	07/26/25
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/24	5.79%	06/26/25
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/23	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
EXCHANGE-TRADED FUNDS† - 2.5%
iShares Core U.S. Aggregate Bond ETF[1]	65,000	$ 7,496,450
Total Exchange-Traded Funds
(Cost $7,650,838)		7,496,450
MONEY MARKET FUND† - 4.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	13,611,957	13,611,957
Total Money Market Fund
(Cost $13,611,957)		13,611,957
	Face Amount~
ASSET-BACKED SECURITIES†† - 33.1%
Collateralized Loan Obligations - 23.4%
610 Funding CLO 3 Ltd.
2018-3A, 1.84% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 07/17/28[3,4]	3,000,000	3,003,948
2018-3A, 1.44% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/17/28[3,4]	1,481,050	1,481,097
Flagship CLO VIII Ltd.
2018-8A, 1.98% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 01/16/26[3,4]	4,200,000	4,193,718
BXMT Ltd.
2020-FL2, 1.27% (1 Month USD LIBOR + 1.15%, Rate Floor: 1.15%) due 02/15/38[3,4]	2,250,000	2,255,963
2020-FL3, 1.87% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/15/37[3,4]	1,250,000	1,266,364
Denali Capital CLO XI Ltd.
2018-1A, 1.32% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[3,4]	3,119,707	3,120,068
ABPCI DIRECT LENDING FUND CLO V Ltd.
2021-5A, 1.59% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31[3,4]	3,000,000	3,000,000
Owl Rock CLO IV Ltd.
2021-4A, due 08/20/33[3,4]	1,500,000	1,500,000
2020-4A, 2.78% (3 Month USD LIBOR + 2.62%, Rate Floor: 2.62%) due 05/20/29[3,4]	1,250,000	1,250,000
Dryden 33 Senior Loan Fund
2020-33A, 1.18% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 04/15/29[3,4]	2,750,000	2,748,657
MidOcean Credit CLO VII
2020-7A, 1.22% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29[3,4]	2,500,000	2,500,845
Shackleton VIII CLO Ltd.
2017-8A, 1.11% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[3,4]	2,501,551	2,499,281
Golub Capital Partners CLO Ltd.
2018-36A, 1.48% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[3,4]	2,500,000	2,494,805
Diamond CLO Ltd.
2021-1A, 1.38% (3 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 04/25/29[3,4]	2,478,322	2,479,879
Marathon CLO V Ltd.
2017-5A, 1.02% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[3,4]	1,532,283	1,530,939
2017-5A, 1.60% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[3,4]	688,716	682,814
GPMT Ltd.
2019-FL2, 1.39% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36[3,4]	2,175,908	2,176,937
CHCP Ltd.
2021-FL1, 1.17% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/15/38[3,4]	2,000,000	2,011,560
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 1.48% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[3,4]	2,000,000	1,982,779
Venture XIV CLO Ltd.
2020-14A, 1.17% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29[3,4]	1,750,000	1,750,262

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 33.1% (continued)
Collateralized Loan Obligations - 23.4% (continued)
ABPCI Direct Lending Fund CLO I LLC
2021-1A, 1.79% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32[3,4]	1,000,000	$998,653
2021-1A, 1.88% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33[3,4]	750,000	747,734
Palmer Square Loan Funding Ltd.
2021-2A, 1.55% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29[3,4]	1,250,000	1,237,684
2019-3A, 1.01% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[3,4]	499,146	499,181
Golub Capital Partners CLO 16 Ltd.
2021-16A, 1.70% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33[3,4]	1,500,000	1,500,000
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 1.71% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[3,4]	1,442,000	1,439,024
LoanCore Issuer Ltd.
2018-CRE1, 1.57% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28[3,4]	1,000,000	1,000,240
2018-CRE1, 1.20% (1 Month USD LIBOR + 1.13%, Rate Floor: 1.13%) due 05/15/28[3,4]	346,165	346,330
Shackleton CLO Ltd.
2018-6RA, 1.21% (3 Month USD LIBOR + 1.02%, Rate Floor: 1.02%) due 07/17/28[3,4]	1,274,524	1,273,871
Cerberus Loan Funding XXX, LP
2020-3A, 2.03% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33[3,4]	1,250,000	1,255,603
Golub Capital Partners CLO 33M Ltd.
2021-33A, 1.98% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33[3,4]	1,250,000	1,250,000
HERA Commercial Mortgage Ltd.
2021-FL1, 1.13% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/18/38[3,4]	1,250,000	1,248,624
Woodmont Trust
2020-7A, 2.08% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32[3,4]	1,000,000	1,006,522
Cerberus Loan Funding XXXII, LP
2021-2A, 1.82% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33[3,4]	1,000,000	1,001,219
Voya CLO Ltd.
2020-1A, 1.24% (3 Month USD LIBOR + 1.06%, Rate Floor: 1.06%) due 04/15/31[3,4]	1,000,000	1,000,130
Wellfleet CLO Ltd.
2020-2A, 1.25% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29[3,4]	1,000,000	999,003
Cerberus Loan Funding XXXI, LP
2021-1A, 1.69% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32[3,4]	1,000,000	998,688
NewStar Fairfield Fund CLO Ltd.
2018-2A, 1.46% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30[3,4]	989,329	980,249
Oaktree CLO Ltd.
2017-1A, 1.06% (3 Month USD LIBOR + 0.87%) due 10/20/27[3,4]	959,363	958,187
Newfleet CLO Ltd.
2018-1A, 1.14% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28[3,4]	822,321	821,724
Cerberus Loan Funding XXXIII, LP
2021-3A, due 07/23/33[3,4]	750,000	750,000
Cerberus Loan Funding XXVI, LP
2021-1A, 1.57% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31[3,4]	750,000	750,000

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 33.1% (continued)
Collateralized Loan Obligations - 23.4% (continued)
THL Credit Lake Shore MM CLO I Ltd.
2021-1A, 1.88% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33[3,4]	750,000	$747,900
Avery Point VI CLO Ltd.
2021-6A, 1.08% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 08/05/27[3,4]	742,113	742,194
Wind River CLO Ltd.
2017-2A, 1.05% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[3,4]	355,352	355,257
2017-2A, 1.05% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[3,4]	296,126	296,048
Halcyon Loan Advisors Funding Ltd.
2017-3A, 1.09% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[3,4]	565,369	565,299
Telos CLO Ltd.
2017-6A, 1.46% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[3,4]	529,604	529,608
Dryden XXV Senior Loan Fund
2017-25A, 1.53% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/15/27[3,4]	479,956	476,966
BSPRT Issuer Ltd.
2018-FL4, 1.12% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 09/15/35[3,4]	297,054	296,960
2018-FL3, 1.12% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 03/15/28[3,4]	97,887	97,962
Mountain View CLO Ltd.
2018-1A, 0.98% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[3,4]	324,566	324,470
ACRE Commercial Mortgage Ltd.
2021-FL4, 1.18% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 12/18/37[3,4]	300,000	300,705
Golub Capital Partners CLO 17 Ltd.
2017-17A, 1.83% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30[3,4]	250,000	249,592
Grand Avenue CRE Ltd.
2020-FL2, 2.57% (1 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 03/15/35[3,4]	202,319	204,880
Avery Point V CLO Ltd.
2017-5A, 1.17% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.00%) due 07/17/26[3,4]	143,343	143,344
First Eagle Clarendon Fund CLO LLC
2019-1A, 1.48% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[3,4]	131,337	131,301
MidOcean Credit CLO IV
2018-4A, 0.98% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 04/15/27[3,4]	63,494	63,493
Total Collateralized Loan Obligations		71,518,561
Financial - 2.8%
Station Place Securitization Trust
2021-9, 0.68% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 06/20/22[3,4]	5,700,000	5,700,000
Station Place Securitization Trust
2020-16, 1.09% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/22/21†††,3,4	2,200,000	2,200,000
2021-7, 0.89% (1 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 09/24/21†††,3,4	100,000	100,000
Madison Avenue Secured Funding Trust Series
2020-1, 1.72% (1 Month USD LIBOR + 1.63%, Rate Floor: 0.00%) due 12/13/21†††,3,4	650,000	650,000
Total Financial		8,650,000
Infrastructure - 1.6%
VB-S1 Issuer LLC
2020-1A, 3.03% due 06/15/50[3]	2,600,000	2,717,769

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 33.1% (continued)
Infrastructure - 1.6% (continued)
SBA Tower Trust
2.33% due 01/15/28[3]	2,000,000	$2,074,170
Total Infrastructure		4,791,939
Transport-Container - 1.4%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[3]	2,202,188	2,189,503
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[3]	681,333	674,295
2020-1A, 2.73% due 08/21/45[3]	410,984	417,851
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[3]	966,881	958,888
Total Transport-Container		4,240,537
Transport-Aircraft - 1.3%
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[3]	1,715,545	1,709,393
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[3]	1,520,663	1,504,032
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[3]	866,156	861,635
Total Transport-Aircraft		4,075,060
Net Lease - 1.2%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[3]	2,722,025	2,762,622
CF Hippolyta LLC
2021-1A, 1.98% due 03/15/61[3]	750,000	756,721
Total Net Lease		3,519,343
Collateralized Debt Obligations - 0.7%
Anchorage Credit Funding 4 Ltd.
2021-4A, 2.72% due 04/27/39[3]	2,250,000	2,244,271
Whole Business - 0.7%
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/07/49[3]	1,488,750	1,526,058
Domino's Pizza Master Issuer LLC
2018-1A, 4.12% due 07/25/48[3]	487,500	508,370
Total Whole Business		2,034,428
Total Asset-Backed Securities
(Cost $100,864,665)		101,074,139

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 31.3%
Residential Mortgage Backed Securities - 21.2%
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60[3,4]	2,566,894	2,574,703
2020-NQM1, 1.21% due 05/25/65[3,5]	1,749,875	1,760,979
2020-RPL5, 3.02% (WAC) due 08/25/60[3,4]	1,122,336	1,139,409
2021-RPL4, 1.80% (WAC) due 12/27/60[3,4]	739,044	740,073
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[3,5]	2,082,123	2,087,424
2020-1, 2.42% due 01/25/60[3,5]	1,209,083	1,224,759
2019-4, 2.85% due 11/25/59[3,5]	880,097	894,727
2019-4, 2.64% due 11/25/59[3,5]	823,863	837,636
2021-3, 1.44% (WAC) due 06/25/66[3,4]	350,000	349,926
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[3]	2,150,000	2,152,607
2020-T3, 1.32% due 10/15/52[3]	1,500,000	1,500,229
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[3,4]	1,442,113	1,504,841
2019-1A, 3.50% (WAC) due 10/25/59[3,4]	1,289,121	1,359,838
2017-5A, 1.59% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 06/25/57[3,4]	515,415	522,023
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58[3,4]	1,094,124	1,133,674
2017-6, 2.75% (WAC) due 10/25/57[3,4]	927,913	950,335
2017-5, 0.69% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[3,4]	890,967	891,011
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 0.23% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[4]	2,736,166	2,685,631
Ocwen Master Advance Receivables Trust
2020-T1, 1.28% due 08/15/52[3]	2,650,000	2,678,538
Home Equity Loan Trust
2007-FRE1, 0.28% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[4]	2,200,395	2,076,205

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 31.3% (continued)
Residential Mortgage Backed Securities - 21.2% (continued)
Soundview Home Loan Trust
2006-OPT5, 0.23% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[4]	1,733,490	$1,698,775
2006-1, 0.69% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 02/25/36[4]	357,790	357,798
Legacy Mortgage Asset Trust
2021-GS3, 1.75% due 07/25/61[3,5]	1,434,818	1,431,256
2021-GS2, 1.75% due 04/25/61[3,5]	589,829	590,449
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 0.83% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 10/25/35[4]	1,776,408	1,777,115
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 0.66% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35[4]	1,669,521	1,669,826
NovaStar Mortgage Funding Trust Series
2007-2, 0.29% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[4]	1,691,166	1,660,061
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[4,6]	1,091,596	1,137,246
2019-RM3, 2.80% (WAC) due 06/25/69[4,6]	366,646	374,312
PRPM LLC
2021-5, 1.79% due 06/25/26[3,5]	1,500,000	1,498,569
BRAVO Residential Funding Trust
2021-HE1, 0.87% (30 Day Average U.S. Secured Overnight Financing Rate + 0.85%, Rate Floor: 0.00%) due 01/25/70[3,4]	607,273	607,459
2019-NQM1, 2.67% (WAC) due 07/25/59[3,4]	515,117	519,674
2021-HE2, 0.87% (30 Day Average U.S. Secured Overnight Financing Rate + 0.85%, Rate Floor: 0.00%) due 11/25/69[3,4]	338,800	338,912
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[3,5]	1,450,000	1,450,653
FKRT
2020-C2A, 3.25% due 12/30/23†††,6	1,399,186	1,400,865
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 0.72% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[4]	1,379,654	1,359,328
HarborView Mortgage Loan Trust
2006-14, 0.24% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[4]	1,362,287	1,279,634
Encore Credit Receivables Trust
2005-2, 0.83% (1 Month USD LIBOR + 0.74%, Rate Cap/Floor: 13.00%/0.74%) due 09/25/35[4]	1,272,131	1,270,927
2005-4, 0.75% (1 Month USD LIBOR + 0.66%, Rate Floor: 0.66%) due 01/25/36[4]	6,854	6,850
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 02/25/24[3,4]	1,186,878	1,203,886
LSTAR Securities Investment Ltd.
2021-1, 1.89% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[4,6]	783,146	784,984
2021-2, 1.79% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[4,6]	407,504	407,331
Banc of America Funding Trust
2015-R2, 0.35% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37[3,4]	1,132,959	1,108,096
CFMT LLC
2021-HB5, 0.80% (WAC) due 02/25/31[3,4]	1,074,104	1,073,667
Nationstar Home Equity Loan Trust
2007-B, 0.31% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37[4]	1,077,391	1,067,945

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 31.3% (continued)
Residential Mortgage Backed Securities - 21.2% (continued)
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50[3,4]	639,622	$646,783
2019-1, 2.94% (WAC) due 06/25/49[3,4]	310,715	312,410
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-R10, 0.74% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 01/25/36[4]	948,317	946,647
Countrywide Asset-Backed Certificates
2006-6, 0.43% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 09/25/36[4]	926,423	921,650
Park Place Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-WHQ3, 1.04% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 06/25/35[4]	785,655	790,122
Alternative Loan Trust
2007-OA7, 0.23% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 05/25/47[4]	814,253	774,013
New Residential Advance Receivables Trust Advance Receivables Backed Notes
2020-APT1, 1.03% due 12/16/52[3]	750,000	750,136
CSMC Series
2014-2R, 0.29% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[3,4]	532,581	524,457
2014-7R, 0.24% (WAC) due 10/27/36[3,4]	136,937	136,155
CIT Mortgage Loan Trust
2007-1, 1.44% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[3,4]	455,099	459,545
2007-1, 1.54% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[3,4]	195,410	196,773
Morgan Stanley Home Equity Loan Trust
2006-2, 0.65% (1 Month USD LIBOR + 0.56%, Rate Floor: 0.56%) due 02/25/36[4]	632,626	627,813
Citigroup Mortgage Loan Trust
2007-WFH2, 0.49% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 03/25/37[4]	558,613	556,834
FBR Securitization Trust
2005-2, 0.84% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.75%) due 09/25/35[4]	407,528	407,246
Homeward Opportunities Fund I Trust
2019-3, 2.68% (WAC) due 11/25/59[3,4]	354,135	357,240
Deephaven Residential Mortgage Trust
2019-3A, 2.96% (WAC) due 07/25/59[3,4]	312,014	312,938
Nationstar HECM Loan Trust
2019-2A, 2.27% (WAC) due 11/25/29[3,4]	309,451	310,025
Structured Asset Investment Loan Trust
2005-2, 0.83% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 03/25/35[4]	200,184	199,630
2005-1, 0.81% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.72%) due 02/25/35[3,4]	104,634	104,732
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 0.59% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 12/25/35[4]	175,195	175,145
GSAMP Trust
2005-HE6, 0.75% (1 Month USD LIBOR + 0.66%, Rate Floor: 0.66%) due 11/25/35[4]	8,707	8,707
Total Residential Mortgage Backed Securities		64,659,187
Government Agency - 7.9%
Uniform MBS 30 Year
due 08/12/22[4]	23,450,000	24,223,124

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 31.3% (continued)
Commercial Mortgage Backed Securities - 2.2%
Morgan Stanley Capital I Trust
2018-H3, 0.99% (WAC) due 07/15/51[4,7]	55,053,565	$2,465,425
Citigroup Commercial Mortgage Trust
2018-C6, 0.95% (WAC) due 11/10/51[4,7]	43,120,478	2,176,497
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.79% (WAC) due 06/15/51[4,7]	32,962,464	1,025,769
Life Mortgage Trust
2021-BMR, 1.17% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 03/15/38[3,4]	750,000	751,430
KKR Industrial Portfolio Trust
2021-KDIP, 1.07% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/15/37[3,4]	250,000	249,925
Total Commercial Mortgage Backed Securities		6,669,046
Total Collateralized Mortgage Obligations
(Cost $94,682,429)		95,551,357
CORPORATE BONDS†† - 28.5%
Financial - 7.7%
Swedbank AB
0.85% due 03/18/24[3]	3,000,000	3,010,056
JPMorgan Chase & Co.
0.70% due 03/16/24[8]	2,750,000	2,758,916
Sumitomo Mitsui Trust Bank Ltd.
0.85% due 03/25/24[3]	2,750,000	2,754,400
Ameriprise Financial, Inc.
3.00% due 04/02/25	2,000,000	2,141,215
Bank of America Corp.
0.70% (U.S. Secured Overnight Financing Rate + 0.69%) due 04/22/25[4]	2,100,000	2,111,740
Credit Suisse AG NY
0.42% (U.S. Secured Overnight Financing Rate + 0.39%) due 02/02/24[4]	1,750,000	1,748,180
Equinix, Inc.
1.45% due 05/15/26	1,500,000	1,506,387
CIT Group, Inc.
3.93% due 06/19/24[8]	1,350,000	1,422,562
Morgan Stanley
0.73% due 04/05/24[8]	1,350,000	1,352,713
Intercontinental Exchange, Inc.
0.77% (3 Month USD LIBOR + 0.65%) due 06/15/23[4]	1,350,000	1,348,380
Aviation Capital Group LLC
2.88% due 01/20/22[3]	1,100,000	1,111,160
Standard Chartered plc
1.32% due 10/14/23[3,8]	750,000	756,458
GA Global Funding Trust
1.63% due 01/15/26[3]	450,000	455,740
Iron Mountain, Inc.
5.00% due 07/15/28[3]	375,000	388,125
Brighthouse Financial Global Funding
0.77% (U.S. Secured Overnight Financing Rate + 0.76%) due 04/12/24[3,4]	300,000	302,178
Peachtree Corners Funding Trust
3.98% due 02/15/25[3]	200,000	218,982
Nordea Bank Abp
1.08% (3 Month USD LIBOR + 0.94%) due 08/30/23[3,4]	200,000	202,273
Total Financial		23,589,465
Industrial - 5.1%
Boeing Co.
1.95% due 02/01/24	3,050,000	3,123,300
1.43% due 02/04/24	950,000	953,159
Ryder System, Inc.
3.35% due 09/01/25	1,700,000	1,838,614
3.75% due 06/09/23	700,000	741,450
Graphic Packaging International LLC
0.82% due 04/15/24[3]	1,950,000	1,935,710
CNH Industrial Capital LLC
1.95% due 07/02/23	1,350,000	1,383,740
Teledyne Technologies, Inc.
0.65% due 04/01/23	1,350,000	1,349,674
Berry Global, Inc.
0.95% due 02/15/24[3]	1,200,000	1,201,044
Siemens Financieringsmaatschappij N.V.
0.65% due 03/11/24[3]	850,000	851,038
Silgan Holdings, Inc.
1.40% due 04/01/26[3]	750,000	742,500
Vontier Corp.
1.80% due 04/01/26[3]	650,000	645,606
Ingram Micro, Inc.
5.00% due 08/10/22	450,000	462,594
Jabil, Inc.
1.70% due 04/15/26	200,000	201,604
Weir Group plc
2.20% due 05/13/26[3]	200,000	200,904
Total Industrial		15,630,937
Consumer, Non-cyclical - 4.8%
AmerisourceBergen Corp.
0.74% due 03/15/23	2,750,000	2,755,280
Illumina, Inc.
0.55% due 03/23/23	2,750,000	2,754,059
Sysco Corp.
5.65% due 04/01/25	2,250,000	2,607,376
Triton Container International Ltd.
2.05% due 04/15/26[3]	700,000	702,526
1.15% due 06/07/24[3]	700,000	698,669

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 28.5% (continued)
Consumer, Non-cyclical - 4.8% (continued)
Element Fleet Management Corp.
1.60% due 04/06/24[3]	1,350,000	$1,372,059
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[3]	700,000	721,000
Molina Healthcare, Inc.
5.38% due 11/15/22	650,000	680,062
CVS Health Corp.
4.00% due 12/05/23	500,000	537,164
Stryker Corp.
3.38% due 05/15/24	500,000	536,021
Bunge Limited Finance Corp.
3.00% due 09/25/22	400,000	410,817
Spectrum Brands, Inc.
5.75% due 07/15/25	300,000	307,425
ADT Security Corp.
3.50% due 07/15/22	300,000	305,625
Square, Inc.
2.75% due 06/01/26[3]	100,000	101,750
Total Consumer, Non-cyclical		14,489,833
Utilities - 3.4%
CenterPoint Energy Resources Corp.
0.63% (3 Month USD LIBOR + 0.50%) due 03/02/23[4]	2,900,000	2,900,682
NextEra Energy Capital Holdings, Inc.
0.55% (U.S. Secured Overnight Financing Rate + 0.54%) due 03/01/23[4]	2,750,000	2,763,785
ONE Gas, Inc.
1.10% due 03/11/24	1,400,000	1,400,973
Atmos Energy Corp.
0.63% due 03/09/23	1,400,000	1,400,415
Alexander Funding Trust
1.84% due 11/15/23[3]	1,350,000	1,375,065
OGE Energy Corp.
0.70% due 05/26/23	550,000	549,514
Total Utilities		10,390,434
Communications - 3.3%
NTT Finance Corp.
0.58% due 03/01/24[3]	2,750,000	2,746,220
eBay, Inc.
1.40% due 05/10/26	1,500,000	1,504,513
T-Mobile USA, Inc.
2.63% due 04/15/26	500,000	511,250
4.50% due 02/01/26	400,000	407,648
2.25% due 02/15/26	200,000	201,500
Netflix, Inc.
5.50% due 02/15/22	1,000,000	1,025,000
ViacomCBS, Inc.
4.75% due 05/15/25	740,000	837,700
Cogent Communications Group, Inc.
3.50% due 05/01/26[3]	700,000	715,750
Sirius XM Radio, Inc.
5.38% due 07/15/26[3]	350,000	361,375
3.88% due 08/01/22[3]	300,000	300,540
Level 3 Financing, Inc.
5.38% due 05/01/25	600,000	612,750
Videotron Ltd.
5.00% due 07/15/22	350,000	364,035
Corning, Inc.
3.70% due 11/15/23	300,000	319,488
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36% due 09/20/21[3]	281,250	282,656
Total Communications		10,190,425
Technology - 2.6%
Fidelity National Information Services, Inc.
0.60% due 03/01/24	2,750,000	2,746,425
HCL America, Inc.
1.38% due 03/10/26[3]	2,200,000	2,187,023
Infor, Inc.
1.45% due 07/15/23[3]	1,470,000	1,486,410
Microchip Technology, Inc.
2.67% due 09/01/23	1,320,000	1,374,635
Total Technology		7,794,493
Energy - 0.9%
Valero Energy Corp.
1.20% due 03/15/24	1,350,000	1,360,442
Phillips 66
0.90% due 02/15/24	1,350,000	1,351,787
Occidental Petroleum Corp.
2.70% due 02/15/23	97,000	99,153
Total Energy		2,811,382
Basic Materials - 0.7%
Alcoa Nederland Holding BV
5.50% due 12/15/27[3]	700,000	759,360
Reliance Steel & Aluminum Co.
4.50% due 04/15/23	650,000	688,097
Carpenter Technology Corp.
4.45% due 03/01/23	550,000	574,711
Total Basic Materials		2,022,168
Total Corporate Bonds
(Cost $86,106,028)		86,919,137
FOREIGN GOVERNMENT DEBT†† - 5.0%

State of Israel
5.50% due 01/31/22	ILS 14,020,000	4,437,147
0.75% due 07/31/22	ILS 13,640,000	4,221,285
Federative Republic of Brazil
due 10/01/21[10]	BRL 33,700,000	6,696,290
Total Foreign Government Debt
(Cost $14,752,481)		15,354,722
SENIOR FLOATING RATE INTERESTS††,4 - 4.5%
Industrial - 1.2%
Berry Global, Inc.
1.83% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26	1,206,365	1,196,437
Reynolds Group Holdings, Inc.
2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 02/06/23	700,000	698,250

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 4.5% (continued)
Industrial - 1.2% (continued)
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	650,000	$693,654
SkyMiles IP Ltd.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/20/27	650,000	686,198
Filtration Group Corp.
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25	347,201	344,090
HD Supply Waterworks Ltd.
3.75% (1 Month USD LIBOR + 2.75% and 3 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 08/01/24	199,483	199,172
Total Industrial		3,817,801
Consumer, Non-cyclical - 0.8%
Icon Luxembourg SARL
due 06/16/28	750,000	751,058
Option Care Health, Inc.
3.85% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 08/06/26	696,465	696,318
Dole Food Company, Inc.
due 04/05/24	654,667	653,848
Certara, Inc.
3.70% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/15/24†††	198,993	198,496
Total Consumer, Non-cyclical		2,299,720
Technology - 0.7%
Emerald TopCo, Inc. (Press Ganey)
3.69% (3 Month USD LIBOR + 3.50% and 3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	748,096	743,421
Dun & Bradstreet
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26	698,246	694,643
Boxer Parent Co., Inc.
3.85% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/02/25	347,998	345,822
Ascend Learning LLC
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 07/12/24	198,500	198,500
Sabre GLBL, Inc.
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/22/24	198,969	195,736
MACOM Technology Solutions Holdings, Inc.
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	108,784	108,194
Total Technology		2,286,316
Communications - 0.7%
Recorded Books, Inc.
4.08% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/29/25	750,000	750,315
Internet Brands, Inc.
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/13/24	698,187	694,500
ProQuest, LLC
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 10/23/26	640,555	639,818
Total Communications		2,084,633
Financial - 0.6%
Alliant Holdings Intermediate LLC
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/09/25	680,763	672,935
Nexus Buyer LLC
3.84% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	300,000	299,142
USI, Inc.
3.15% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	297,680	294,751
Focus Financial Partners LLC
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/03/24	248,718	246,086
HUB International Ltd.
2.93% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25	198,977	196,667
Total Financial		1,709,581
Consumer, Cyclical - 0.3%
Power Solutions (Panther)
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/30/26	704,588	697,542
CHG Healthcare Services, Inc.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/07/23	122,805	122,651
Total Consumer, Cyclical		820,193
Basic Materials - 0.1%
Invictus MD Strategies Corp.
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	446,786	445,893

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 4.5% (continued)
Energy - 0.1%
ITT Holdings LLC
due 06/21/28	250,000	$ 249,375
Total Senior Floating Rate Interests
(Cost $13,706,936)		13,713,512
COMMERCIAL PAPER†† - 1.3%

Amcor Finance (USA), Inc.
0.12% due 08/03/21[3,9]	4,000,000	3,999,560
Total Commercial Paper
(Cost $3,999,560)		3,999,560
Total Investments - 110.7%
(Cost $335,374,894)		$ 337,720,834
Collateralized Mortgage Obligations Sold Short†† - (8.1)%
Government Agency - (8.1)%
Uniform MBS 30 Year
3.50% due 08/12/22	23,450,000	$ (24,703,567)
Total Securities Sold Short - (8.1)%
(Proceeds $24,726,185)		(24,703,567)
Other Assets & Liabilities, net - (2.6)%		(7,830,147)
Total Net Assets - 100.0%		$ 305,187,120

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.24%	Quarterly	09/22/23	$28,300,000	$70,750	$275	$70,475
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.00%	Quarterly	05/04/26	7,000,000	(27,230)	320	(27,550)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.66%	Quarterly	03/16/31	3,000,000	(77,521)	314	(77,835)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	2.02%	Quarterly	05/20/41	2,000,000	(98,980)	323	(99,303)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.58%	Quarterly	04/28/31	7,280,000	(112,111)	25,384	(137,495)
								$(245,092)	$26,616	$(271,708)

Total Return Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Fixed Income Index Swap Agreements Sold Short††
BNP Paribas	iShares Core U.S. Aggregate Bond ETF	(0.35)% (3 Month USD LIBOR + 0.17%)	At Maturity	07/21/21	21,550	$2,485,362	$(18,964)
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	(0.35)% (3 Month USD LIBOR + 0.17%)	At Maturity	07/19/21	43,450	5,011,088	(21,291)
						$7,496,450	$(40,255)

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Citibank, N.A.	782,391,000	JPY	07/01/21	$7,703,884	$7,043,301	$660,583
JPMorgan Chase Bank, N.A.	10,600,000	BRL	07/01/21	2,539,015	2,131,982	407,033
Barclays Bank plc	432,216,000	JPY	07/01/21	4,249,493	3,890,928	358,565
Citibank, N.A.	7,020,000	BRL	07/01/21	1,706,017	1,411,935	294,082
Goldman Sachs International	5,580,000	EUR	07/09/21	6,812,956	6,620,203	192,753
Goldman Sachs International	430,000	BRL	07/01/21	100,738	86,486	14,252
Goldman Sachs International	8,392,646	ILS	08/01/22	2,601,806	2,597,069	4,737
UBS AG	5,349,934	ILS	08/01/22	1,659,106	1,655,515	3,591
Goldman Sachs International	62,304	ILS	07/30/21	19,180	19,137	43
UBS AG	39,716	ILS	07/30/21	12,230	12,199	31
Morgan Stanley Capital Services LLC	9,135	CZK	07/12/21	438	425	13
Barclays Bank plc	14,791,100	ILS	01/31/22	4,558,005	4,559,201	(1,196)
Bank of America, N.A.	316,500	ILS	01/31/22	93,834	97,558	(3,724)
Goldman Sachs International	2,426,500	ILS	01/31/22	718,461	747,943	(29,482)
JPMorgan Chase Bank, N.A.	1,158,625	EUR	07/30/21	1,337,250	1,375,226	(37,976)
Barclays Bank plc	60,960,900	CZK	04/19/22	2,758,191	2,827,786	(69,595)
Morgan Stanley Capital Services LLC	33,700,000	BRL	10/01/21	6,048,098	6,702,966	(654,868)
						$1,138,842

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Citibank, N.A.	12,003,000	BRL	07/01/21	$2,301,866	$2,414,168	$112,302
Goldman Sachs International	2,743,000	ILS	01/31/22	761,099	845,501	84,402
Goldman Sachs International	1,157,500	EUR	07/30/21	1,311,656	1,373,891	62,235
JPMorgan Chase Bank, N.A.	6,047,000	BRL	07/01/21	1,171,899	1,216,235	44,336
Bank of America, N.A.	1,125	EUR	07/30/21	1,235	1,335	100
Barclays Bank plc	60,960,900	CZK	04/19/22	2,854,871	2,827,786	(27,085)
Citibank, N.A.	5,580,000	EUR	07/09/21	6,736,622	6,620,203	(116,419)
Bank of America, N.A.	1,214,607,000	JPY	07/01/21	11,708,184	10,934,229	(773,955)
						$(614,084)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	All or a portion of this security is pledged as interest rate swap collateral at June 30, 2021.
2	Rate indicated is the 7-day yield as of June 30, 2021.
3	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $172,898,178 (cost $172,260,689), or 56.7% of total net assets.
4	Variable rate security. Rate indicated is the rate effective at June 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
5	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2021. See table below for additional step information for each security.
6	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $4,104,738 (cost $4,046,236), or 1.3% of total net assets — See Note 5.
7	Security is an interest-only strip.
8	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
9	Rate indicated is the effective yield at the time of purchase.
10	Zero coupon rate security.

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

BofA — Bank of America
BRL — Brazilian Real
CME — Chicago Mercantile Exchange
CZK — Czech Koruna
EUR — Euro
ILS — Israeli New Shekel
JPY — Japanese Yen
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$ 7,496,450	$ —	$ —	$ 7,496,450
Money Market Fund	13,611,957	—	—	13,611,957
Asset-Backed Securities	—	98,124,139	2,950,000	101,074,139
Collateralized Mortgage Obligations	—	94,150,492	1,400,865	95,551,357
Corporate Bonds	—	86,919,137	—	86,919,137
Foreign Government Debt	—	15,354,722	—	15,354,722
Senior Floating Rate Interests	—	13,515,016	198,496	13,713,512
Commercial Paper	—	3,999,560	—	3,999,560
Interest Rate Swap Agreements**	—	70,475	—	70,475
Forward Foreign Currency Exchange Contracts**	—	2,239,058	—	2,239,058
Total Assets	$ 21,108,407	$ 314,372,599	$ 4,549,361	$ 340,030,367

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Collateralized Mortgage Obligations Sold Short	$ —	$ 24,703,567	$ —	$ 24,703,567
Interest Rate Swap Agreements**	—	342,183	—	342,183
Fixed Income Index Swap Agreements**	—	40,255	—	40,255
Forward Foreign Currency Exchange Contracts**	—	1,714,300	—	1,714,300
Total Liabilities	$ —	$ 26,800,305	$ —	$ 26,800,305

** This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets categorized within Level 3 of the value hierarchy:

Category	Ending Balance at June 30, 2021	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$ 2,950,000	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	1,400,865	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	198,496	Third Party Pricing	Vendor Price	—	—
Total Assets	$ 4,549,361

Significant changes in a quote would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2021:

	Assets
	Asset-Backed Securities	Collateralized Mortgage Obligations	Senior Floating Rate Interests	Total Assets
Beginning Balance	$ 8,300,000	$ 2,511,798	$ -	$ 10,811,798
Purchases/(Receipts)	2,950,000	1,581,007	200,000	4,731,007
(Sales, maturities and paydowns)/Fundings	(8,300,000)	(2,670,337)	(1,007)	(10,971,344)
Amortization of premiums/discounts	-	(151)	-	(151)
Total realized gains (losses) included in earnings	-	(2)	-	(2)
Total change in unrealized appreciation (depreciation) included in earnings	-	(21,450)	(497)	(21,947)
Ending Balance	$ 2,950,000	$ 1,400,865	$ 198,496	$ 4,549,361
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2021	$ -	$ 950	$ (497)	$ 453

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/24	5.75%	05/26/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/26/24	5.75%	04/26/25
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	4.20%	07/26/24	5.99%	07/26/25
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/24	5.79%	06/26/25
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/23	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
EXCHANGE-TRADED FUNDS† - 0.9%
iShares Core U.S. Aggregate Bond ETF	9,800	$ 1,130,234
Total Exchange-Traded Funds
(Cost $1,156,008)		1,130,234
MONEY MARKET FUND† - 0.8%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[1]	1,023,044	1,023,044
Total Money Market Fund
(Cost $1,023,044)		1,023,044
	Face Amount~
ASSET-BACKED SECURITIES†† - 37.2%
Collateralized Loan Obligations - 26.9%
Halcyon Loan Advisors Funding Ltd.
2017-1A, 1.11% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 04/20/27[2,3]	3,122,749	3,122,684
Flagship CLO VIII Ltd.
2018-8A, 1.98% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 01/16/26[2,3]	1,800,000	1,797,308
BXMT Ltd.
2020-FL2, 1.27% (1 Month USD LIBOR + 1.15%, Rate Floor: 1.15%) due 02/15/38[2,3]	1,000,000	1,002,650
2020-FL3, 1.87% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/15/37[2,3]	750,000	759,818
KVK CLO 2013-1 Ltd.
2017-1A, 1.64% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 01/14/28[2,3]	1,750,000	1,744,254
610 Funding CLO 3 Ltd.
2018-3A, 1.84% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 07/17/28[2,3]	1,000,000	1,001,316
2018-3A, 1.44% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/17/28[2,3]	634,736	634,756
ABPCI Direct Lending Fund CLO I LLC
2021-1A, 1.79% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32[2,3]	1,000,000	998,653
2021-1A, 1.88% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33[2,3]	500,000	498,489
Denali Capital CLO XI Ltd.
2018-1A, 1.32% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[2,3]	1,284,585	1,284,734
Owl Rock CLO IV Ltd.
2021-4A due 08/20/33[2,3]	750,000	750,000
2020-4A, 2.78% (3 Month USD LIBOR + 2.62%, Rate Floor: 2.62%) due 05/20/29[2,3]	500,000	500,000
ABPCI DIRECT LENDING FUND CLO V Ltd.
2021-5A, 1.59% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31[2,3]	1,250,000	1,250,000
Dryden 33 Senior Loan Fund
2020-33A, 1.18% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 04/15/29[2,3]	1,250,000	1,249,389
Palmer Square Loan Funding Ltd.
2021-2A, 1.55% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29[2,3]	750,000	742,610
2019-3A, 1.01% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[2,3]	499,146	499,181
Diamond CLO Ltd.
2021-1A, 1.38% (3 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 04/25/29[2,3]	1,140,028	1,140,744
CHCP Ltd.
2021-FL1, 1.17% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/15/38[2,3]	1,000,000	1,005,780
Cerberus Loan Funding XXX, LP
2020-3A, 2.03% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33[2,3]	1,000,000	1,004,482
Cerberus Loan Funding XXXII, LP
2021-2A, 1.82% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33[2,3]	1,000,000	1,001,219

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 37.2% (continued)
Collateralized Loan Obligations - 26.9% (continued)
MidOcean Credit CLO VII
2020-7A, 1.22% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29[2,3]	1,000,000	$1,000,338
Golub Capital Partners CLO Ltd.
2018-36A, 1.48% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[2,3]	1,000,000	997,922
GPMT Ltd.
2019-FL2, 1.39% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36[2,3]	989,049	989,517
Shackleton CLO Ltd.
2018-6RA, 1.21% (3 Month USD LIBOR + 1.02%, Rate Floor: 1.02%) due 07/17/28[2,3]	849,682	849,248
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 1.48% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[2,3]	850,000	842,681
Venture XIV CLO Ltd.
2020-14A, 1.17% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29[2,3]	750,000	750,112
Golub Capital Partners CLO 16 Ltd.
2021-16A, 1.70% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33[2,3]	750,000	750,000
LoanCore Issuer Ltd.
2018-CRE1, 1.57% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28[2,3]	500,000	500,120
2018-CRE1, 1.20% (1 Month USD LIBOR + 1.13%, Rate Floor: 1.13%) due 05/15/28[2,3]	173,083	173,165
Marathon CLO V Ltd.
2017-5A, 1.02% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[2,3]	598,793	598,267
Golub Capital Partners CLO 33M Ltd.
2021-33A, 1.98% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33[2,3]	500,000	500,000
Cerberus Loan Funding XXXIII, LP
2021-3A, due 07/23/33[2,3]	500,000	500,000
Cerberus Loan Funding XXVI, LP
2021-1A, 1.57% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31[2,3]	500,000	500,000
Wellfleet CLO Ltd.
2020-2A, 1.25% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29[2,3]	500,000	499,502
THL Credit Lake Shore MM CLO I Ltd.
2021-1A, 1.88% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33[2,3]	500,000	498,600
Avery Point VI CLO Ltd.
2021-6A, 1.08% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 08/05/27[2,3]	349,229	349,267
Telos CLO Ltd.
2017-6A, 1.46% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[2,3]	297,902	297,904
Wind River CLO Ltd.
2017-2A, 1.05% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[2,3]	177,676	177,629
2017-2A, 1.05% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[2,3]	118,451	118,419
Newfleet CLO Ltd.
2018-1A, 1.14% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28[2,3]	274,107	273,908
ACRE Commercial Mortgage Ltd.
2021-FL4, 1.18% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 12/18/37[2,3]	250,000	250,588
BSPRT Issuer Ltd.
2018-FL4, 1.12% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 09/15/35[2,3]	148,527	148,480

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 37.2% (continued)
Collateralized Loan Obligations - 26.9% (continued)
2018-FL3, 1.12% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 03/15/28[2,3]	97,887	$97,962
Dryden XXV Senior Loan Fund
2017-25A, 1.53% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/15/27[2,3]	153,341	152,386
Mountain View CLO Ltd.
2018-1A, 0.98% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[2,3]	128,317	128,279
Grand Avenue CRE Ltd.
2020-FL2, 2.57% (1 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 03/15/35[2,3]	67,440	68,293
First Eagle Clarendon Fund CLO LLC
2019-1A, 1.48% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[2,3]	65,668	65,651
MidOcean Credit CLO IV
2018-4A, 0.98% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 04/15/27[2,3]	21,165	21,164
Total Collateralized Loan Obligations		34,087,469
Financial - 3.0%
Station Place Securitization Trust
2021-9, 0.68% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 06/20/22[2,3]	2,400,000	2,400,000
Station Place Securitization Trust
2020-16, 1.09% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/22/21†††,2,3	1,000,000	1,000,000
2021-7, 0.89% (1 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 09/24/21†††,2,3	100,000	100,000
Madison Avenue Secured Funding Trust Series
2020-1, 1.72% (1 Month USD LIBOR + 1.63%, Rate Floor: 0.00%) due 12/13/21†††,2,3	250,000	250,000
Total Financial		3,750,000
Infrastructure - 1.8%
VB-S1 Issuer LLC
2020-1A, 3.03% due 06/15/50[2]	1,250,000	1,306,620
SBA Tower Trust
2.33% due 01/15/28[2]	1,000,000	1,037,085
Total Infrastructure		2,343,705
Transport-Container - 1.5%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	978,750	973,112
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	292,000	288,984
2020-1A, 2.73% due 08/21/45[2]	228,324	232,140
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	483,440	479,444
Total Transport-Container		1,973,680
Net Lease - 1.2%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	1,237,284	1,255,737
CF Hippolyta LLC
2021-1A, 1.98% due 03/15/61[2]	300,000	302,689
Total Net Lease		1,558,426
Transport-Aircraft - 1.2%
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	866,156	861,635
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	686,218	683,757
Total Transport-Aircraft		1,545,392
Collateralized Debt Obligations - 1.0%
Anchorage Credit Funding 4 Ltd.
2021-4A, 2.72% due 04/27/39[2]	1,250,000	1,246,817

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 37.2% (continued)
Whole Business - 0.6%
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/07/49[2]	694,750	$712,160
Total Asset-Backed Securities
(Cost $47,076,696)		47,217,649
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 31.6%
Residential Mortgage Backed Securities - 21.7%
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60[2,3]	1,166,770	1,170,320
2020-NQM1, 1.21% due 05/25/65[2,4]	827,213	832,463
2020-RPL5, 3.02% (WAC) due 08/25/60[2,3]	673,402	683,645
2021-RPL4, 1.80% (WAC) due 12/27/60[2,3]	492,696	493,382
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[2,4]	986,269	988,780
2020-1, 2.42% due 01/25/60[2,4]	483,633	489,904
2019-4, 2.64% due 11/25/59[2,4]	411,932	418,818
2021-3, 1.44% (WAC) due 06/25/66[2,3]	150,000	149,969
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[2]	1,000,000	1,001,213
2020-T3, 1.32% due 10/15/52[2]	750,000	750,114
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 0.23% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[3]	1,592,760	1,562,202
Ocwen Master Advance Receivables Trust
2020-T1, 1.28% due 08/15/52[2]	1,250,000	1,263,461
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[2,3]	585,858	611,342
2019-1A, 3.50% (WAC) due 10/25/59[2,3]	522,617	551,286
Soundview Home Loan Trust
2006-OPT5, 0.23% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[3]	790,974	775,134
2006-1, 0.69% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 02/25/36[3]	244,804	244,809
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 0.83% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 10/25/35[3]	888,204	888,558
Legacy Mortgage Asset Trust
2021-GS3, 1.75% due 07/25/61[2,4]	643,194	641,597
2021-GS2, 1.75% due 04/25/61[2,4]	245,762	246,021
Home Equity Loan Trust
2007-FRE1, 0.28% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[3]	906,119	854,977
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58[2,3]	455,885	472,364
2017-5, 0.69% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[2,3]	369,835	369,854
BRAVO Residential Funding Trust
2019-NQM1, 2.67% (WAC) due 07/25/59[2,3]	343,411	346,449
2021-HE1, 0.87% (30 Day Average U.S. Secured Overnight Financing Rate + 0.85%, Rate Floor: 0.00%) due 01/25/70[2,3]	260,260	260,339
2021-HE2, 0.87% (30 Day Average U.S. Secured Overnight Financing Rate + 0.85%, Rate Floor: 0.00%) due 11/25/69[2,3]	145,200	145,248
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 0.66% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35[3]	710,435	710,564
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 0.72% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[3]	676,301	666,337
FKRT
2020-C2A, 3.25% due 12/30/23†††,5	655,315	656,101
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[2,4]	650,000	650,293

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 31.6% (continued)
Residential Mortgage Backed Securities - 21.7% (continued)
PRPM LLC
2021-5, 1.79% due 06/25/26[2,4]	650,000	$649,380
NovaStar Mortgage Funding Trust Series
2007-2, 0.29% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[3]	661,092	648,933
HarborView Mortgage Loan Trust
2006-14, 0.24% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[3]	681,143	639,817
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50[2,3]	511,698	517,426
2019-1, 2.94% (WAC) due 06/25/49[2,3]	120,834	121,493
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 02/25/24[2,3]	593,439	601,943
Countrywide Asset-Backed Certificates
2006-6, 0.43% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 09/25/36[3]	599,450	596,362
CSMC Series
2014-2R, 0.29% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[2,3]	449,735	442,875
2014-7R, 0.24% (WAC) due 10/27/36[2,3]	132,373	131,616
LSTAR Securities Investment Ltd.
2021-1, 1.89% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[3,5]	391,573	392,492
2021-2, 1.79% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[3,5]	181,113	181,036
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-R10, 0.74% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 01/25/36[3]	526,843	525,915
CFMT LLC
2021-HB5, 0.80% (WAC) due 02/25/31[2,3]	492,298	492,097
CIT Mortgage Loan Trust
2007-1, 1.44% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[2,3]	347,109	350,501
2007-1, 1.54% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[2,3]	63,035	63,475
FBR Securitization Trust
2005-2, 0.84% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.75%) due 09/25/35[3]	407,528	407,246
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69[3,5]	366,646	374,312
New Residential Advance Receivables Trust Advance Receivables Backed Notes
2020-APT1, 1.03% due 12/16/52[2]	350,000	350,064
Structured Asset Investment Loan Trust
2005-2, 0.83% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 03/25/35[3]	200,184	199,630
2005-1, 0.81% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.72%) due 02/25/35[2,3]	98,479	98,571
Citigroup Mortgage Loan Trust
2007-WFH2, 0.49% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 03/25/37[3]	279,307	278,417
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60[2,3]	223,510	224,270
Nationstar HECM Loan Trust
2019-2A, 2.27% (WAC) due 11/25/29[2,3]	132,622	132,868
Homeward Opportunities Fund I Trust
2019-3, 2.68% (WAC) due 11/25/59[2,3]	131,161	132,311

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 31.6% (continued)
Residential Mortgage Backed Securities - 21.7% (continued)
GSAMP Trust
2005-HE6, 0.75% (1 Month USD LIBOR + 0.66%, Rate Floor: 0.66%) due 11/25/35[3]	8,329	$8,328
Encore Credit Receivables Trust
2005-4, 0.75% (1 Month USD LIBOR + 0.66%, Rate Floor: 0.66%) due 01/25/36[3]	6,854	6,850
Total Residential Mortgage Backed Securities		27,463,772
Government Agency - 8.2%
Uniform MBS 30 Year
due 08/12/22[3]	10,100,000	10,432,987
Commercial Mortgage Backed Securities - 1.7%
Banc of America Commercial Mortgage Trust
2017-BNK3, 1.25% (WAC) due 02/15/50[3,6]	23,476,766	1,083,406
BENCHMARK Mortgage Trust
2019-B14, 0.91% (WAC) due 12/15/62[3,6]	9,941,294	465,650
Life Mortgage Trust
2021-BMR, 1.17% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 03/15/38[2,3]	350,000	350,667
KKR Industrial Portfolio Trust
2021-KDIP, 1.07% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/15/37[2,3]	250,000	249,925
Total Commercial Mortgage Backed Securities		2,149,648
Total Collateralized Mortgage Obligations
(Cost $39,844,256)		40,046,407
CORPORATE BONDS†† - 29.7%
Financial - 7.3%
Swedbank AB
0.85% due 03/18/24[2]	1,400,000	1,404,693
JPMorgan Chase & Co.
0.70% due 03/16/24[7]	1,250,000	1,254,053
Sumitomo Mitsui Trust Bank Ltd.
0.85% due 03/25/24[2]	1,250,000	1,252,000
Ameriprise Financial, Inc.
3.00% due 04/02/25	900,000	963,546
Credit Suisse AG NY
0.42% (U.S. Secured Overnight Financing Rate + 0.39%) due 02/02/24[3]	800,000	799,168
Equinix, Inc.
1.45% due 05/15/26	650,000	652,768
Intercontinental Exchange, Inc.
0.77% (3 Month USD LIBOR + 0.65%) due 06/15/23[3]	650,000	649,220
CIT Group, Inc.
3.93% due 06/19/24[7]	600,000	632,250
Aviation Capital Group LLC
2.88% due 01/20/22[2]	450,000	454,566
Standard Chartered plc
1.32% due 10/14/23[2,7]	350,000	353,013
Nordea Bank Abp
1.08% (3 Month USD LIBOR + 0.94%) due 08/30/23[2,3]	250,000	252,841
GA Global Funding Trust
1.63% due 01/15/26[2]	200,000	202,551
Iron Mountain, Inc.
5.00% due 07/15/28[2]	175,000	181,125
Brighthouse Financial Global Funding
0.77% (U.S. Secured Overnight Financing Rate + 0.76%) due 04/12/24[2,3]	150,000	151,089
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	100,000	109,491
Total Financial		9,312,374
Industrial - 5.8%
Boeing Co.
1.95% due 02/01/24	1,200,000	1,228,839
1.43% due 02/04/24	650,000	652,162
Ryder System, Inc.
3.35% due 09/01/25	800,000	865,230
3.75% due 06/09/23	300,000	317,764
Graphic Packaging International LLC
0.82% due 04/15/24[2]	900,000	893,405
Teledyne Technologies, Inc.
0.65% due 04/01/23	650,000	649,843
CNH Industrial Capital LLC
1.95% due 07/02/23	630,000	645,745
Siemens Financieringsmaatschappij N.V.
0.65% due 03/11/24[2]	500,000	500,611
Berry Global, Inc.
0.95% due 02/15/24[2]	450,000	450,391
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	350,000	346,500
Vontier Corp.
1.80% due 04/01/26[2]	300,000	297,972
Ingram Micro, Inc.
5.00% due 08/10/22	200,000	205,597
Weir Group plc
2.20% due 05/13/26[2]	200,000	200,905
Jabil, Inc.
1.70% due 04/15/26	100,000	100,802
Total Industrial		7,355,766
Consumer, Non-cyclical - 4.9%
AmerisourceBergen Corp.
0.74% due 03/15/23	1,250,000	1,252,400

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 29.7% (continued)
Consumer, Non-cyclical - 4.9% (continued)
Illumina, Inc.
0.55% due 03/23/23	1,250,000	$1,251,845
Sysco Corp.
5.65% due 04/01/25	900,000	1,042,950
Element Fleet Management Corp.
1.60% due 04/06/24[2]	650,000	660,621
Triton Container International Ltd.
2.05% due 04/15/26[2]	300,000	301,082
1.15% due 06/07/24[2]	300,000	299,430
Molina Healthcare, Inc.
5.38% due 11/15/22	300,000	313,875
CVS Health Corp.
4.00% due 12/05/23	250,000	268,582
Stryker Corp.
3.38% due 05/15/24	250,000	268,010
Bunge Limited Finance Corp.
3.00% due 09/25/22	200,000	205,409
Spectrum Brands, Inc.
5.75% due 07/15/25	150,000	153,713
ADT Security Corp.
3.50% due 07/15/22	125,000	127,344
Square, Inc.
2.75% due 06/01/26[2]	100,000	101,750
Total Consumer, Non-cyclical		6,247,011
Utilities - 3.8%
CenterPoint Energy Resources Corp.
0.63% (3 Month USD LIBOR + 0.50%) due 03/02/23[3]	1,350,000	1,350,317
NextEra Energy Capital Holdings, Inc.
0.55% (U.S. Secured Overnight Financing Rate + 0.54%) due 03/01/23[3]	1,250,000	1,256,266
Alexander Funding Trust
1.84% due 11/15/23[2]	650,000	662,068
ONE Gas, Inc.
1.10% due 03/11/24	650,000	650,452
Atmos Energy Corp.
0.63% due 03/09/23	650,000	650,193
OGE Energy Corp.
0.70% due 05/26/23	250,000	249,779
Total Utilities		4,819,075
Communications - 3.6%
NTT Finance Corp.
0.58% due 03/01/24[2]	1,250,000	1,248,282
eBay, Inc.
1.40% due 05/10/26	650,000	651,956
T-Mobile USA, Inc.
2.63% due 04/15/26	200,000	204,500
4.50% due 02/01/26	200,000	203,824
2.25% due 02/15/26	100,000	100,750
Netflix, Inc.
5.50% due 02/15/22	450,000	461,250
ViacomCBS, Inc.
4.75% due 05/15/25	300,000	339,608
Cogent Communications Group, Inc.
3.50% due 05/01/26[2]	300,000	306,750
Sirius XM Radio, Inc.
5.38% due 07/15/26[2]	150,000	154,875
3.88% due 08/01/22[2]	150,000	150,270
Level 3 Financing, Inc.
5.38% due 05/01/25	250,000	255,312
Corning, Inc.
3.70% due 11/15/23	150,000	159,744
Videotron Ltd.
5.00% due 07/15/22	150,000	156,015
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36% due 09/20/21[2]	131,250	131,906
Total Communications		4,525,042
Technology - 2.8%
Fidelity National Information Services, Inc.
0.60% due 03/01/24	1,250,000	1,248,375
HCL America, Inc.
1.38% due 03/10/26[2]	1,000,000	994,101
Infor, Inc.
1.45% due 07/15/23[2]	690,000	697,703
Microchip Technology, Inc.
2.67% due 09/01/23	620,000	645,662
Total Technology		3,585,841
Energy - 1.0%
Valero Energy Corp.
1.20% due 03/15/24	650,000	655,028
Phillips 66
0.90% due 02/15/24	650,000	650,860
Total Energy		1,305,888
Basic Materials - 0.5%
Reliance Steel & Aluminum Co.
4.50% due 04/15/23	300,000	317,583
Carpenter Technology Corp.
4.45% due 03/01/23	250,000	261,232
Total Basic Materials		578,815
Total Corporate Bonds
(Cost $37,391,056)		37,729,812
FOREIGN GOVERNMENT DEBT†† - 5.3%

State of Israel
0.75% due 07/31/22	ILS 6,090,000	1,884,723
5.50% due 01/31/22	ILS 5,850,000	1,851,449
Federative Republic of Brazil
due 10/01/21[8]	BRL 14,700,000	2,920,933
Total Foreign Government Debt
(Cost $6,394,700)		6,657,105
SENIOR FLOATING RATE INTERESTS††,3 - 4.3%
Industrial - 1.3%
Berry Global, Inc.
1.83% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26	580,843	576,062

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,3 - 4.3% (continued)
Industrial - 1.3% (continued)
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	300,000	$320,148
SkyMiles IP Ltd.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/20/27	300,000	316,707
Reynolds Group Holdings, Inc.
2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 02/06/23	300,000	299,250
Filtration Group Corp.
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25	148,800	147,467
Total Industrial		1,659,634
Technology - 0.8%
Dun & Bradstreet
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26	299,248	297,704
Emerald TopCo, Inc. (Press Ganey)
3.69% (3 Month USD LIBOR + 3.50% and 3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	299,239	297,368
Boxer Parent Co., Inc.
3.85% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/02/25	149,142	148,210
Ascend Learning LLC
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 07/12/24	99,250	99,250
Sabre GLBL, Inc.
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/22/24	99,485	97,868
MACOM Technology Solutions Holdings, Inc.
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	54,392	54,097
Total Technology		994,497
Financial - 0.7%
Alliant Holdings Intermediate LLC
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/09/25	299,237	295,795
Nexus Buyer LLC
3.84% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	150,000	149,571
Focus Financial Partners LLC
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/03/24	149,231	147,652
USI, Inc.
3.15% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	148,840	147,376
HUB International Ltd.
2.93% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25	99,488	98,333
Total Financial		838,727
Consumer, Non-cyclical - 0.5%
Icon Luxembourg SARL
due 06/16/28	300,000	300,423
Option Care Health, Inc.
3.85% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 08/06/26	298,485	298,422
Outcomes Group Holdings, Inc.
3.40% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 10/24/25	99,744	98,248
Total Consumer, Non-cyclical		697,093
Communications - 0.5%
Internet Brands, Inc.
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/13/24	299,223	297,643
ProQuest, LLC
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 10/23/26	295,641	295,301
Total Communications		592,944
Consumer, Cyclical - 0.3%
Power Solutions (Panther)
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/30/26	328,808	325,520
CHG Healthcare Services, Inc.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/07/23	98,244	98,121
Total Consumer, Cyclical		423,641
Basic Materials - 0.1%
Invictus MD Strategies Corp.
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	198,572	198,175

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,3 - 4.3% (continued)
Energy - 0.1%
ITT Holdings LLC
due 06/21/28	100,000	$99,750
Total Senior Floating Rate Interests
(Cost $5,501,833)		5,504,461
Total Investments - 109.8%
(Cost $138,387,593)		$ 139,308,712

Collateralized Mortgage Obligations Sold Short†† - (8.4)%
Government Agency - (8.4)%
Uniform MBS 30 Year
3.50% due 08/12/22	10,100,000	$ (10,639,915)
Total Securities Sold Short - (8.4)%
(Proceeds $10,649,669)		(10,639,915)
Other Assets & Liabilities, net - (1.4)%		(1,818,275)
Total Net Assets - 100.0%		$ 126,850,522

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.24%	Quarterly	09/22/23	$9,700,000	$24,250	$241	$24,009
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.00%	Quarterly	05/04/26	4,000,000	(15,560)	307	(15,867)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.66%	Quarterly	03/16/31	1,300,000	(33,592)	301	(33,893)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	2.02%	Quarterly	05/20/41	850,000	(42,066)	309	(42,375)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.58%	Quarterly	04/28/31	3,120,000	(48,048)	14,351	(62,399)
								$(115,016)	$15,509	$(130,525)

Total Return Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Fixed Income Index Swap Agreements Sold Short††
BNP Paribas	iShares Core U.S. Aggregate Bond ETF	(0.35)% (3 Month USD LIBOR + 0.17%)	At Maturity	07/21/21	9,800	$1,130,234	$(8,624)

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Citibank, N.A.	188,094,000	JPY	07/01/21	$1,852,084	$1,693,274	$158,810
Barclays Bank plc	174,087,000	JPY	07/01/21	1,711,602	1,567,180	144,422
JPMorgan Chase Bank, N.A.	3,100,000	BRL	07/01/21	742,782	623,504	119,278
Citibank, N.A.	2,380,000	BRL	07/01/21	581,469	478,690	102,779
Goldman Sachs International	2,585,000	EUR	07/09/21	3,156,181	3,066,886	89,295
Goldman Sachs International	430,000	BRL	07/01/21	100,738	86,486	14,252
Goldman Sachs International	3,747,976	ILS	08/01/22	1,161,910	1,159,795	2,115
UBS AG	2,387,824	ILS	08/01/22	740,505	738,902	1,603
Goldman Sachs International	27,824	ILS	07/30/21	8,565	8,546	19
UBS AG	17,726	ILS	07/30/21	5,459	5,445	14
Morgan Stanley Capital Services LLC	4,140	CZK	07/12/21	199	193	6
Barclays Bank plc	6,171,750	ILS	01/31/22	1,902,233	1,902,377	(144)
Bank of America, N.A.	316,500	ILS	01/31/22	93,834	97,558	(3,724)
Goldman Sachs International	833,450	ILS	01/31/22	247,087	256,902	(9,815)
Barclays Bank plc	27,627,600	CZK	04/19/22	1,250,017	1,281,558	(31,541)
Morgan Stanley Capital Services LLC	14,700,000	BRL	10/01/21	2,638,191	2,923,846	(285,655)
						$301,714

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Citibank, N.A.	3,930,000	BRL	07/01/21	$753,674	$790,442	$36,768
Goldman Sachs International	1,149,950	ILS	01/31/22	319,076	354,460	35,384
JPMorgan Chase Bank, N.A.	1,980,000	BRL	07/01/21	383,721	398,238	14,517
Barclays Bank plc	27,627,600	CZK	04/19/22	1,293,833	1,281,558	(12,275)
Citibank, N.A.	2,585,000	EUR	07/09/21	3,120,818	3,066,886	(53,932)
Bank of America, N.A.	362,181,000	JPY	07/01/21	3,491,238	3,260,454	(230,784)
						$(210,322)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Rate indicated is the 7-day yield as of June 30, 2021.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $77,423,984 (cost $77,093,943), or 61.0% of total net assets.
3	Variable rate security. Rate indicated is the rate effective at June 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
4	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2021. See table below for additional step information for each security.
5	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $1,603,941 (cost $1,594,928), or 1.3% of total net assets — See Note 5.
6	Security is an interest-only strip.
7	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
8	Zero coupon rate security.

BofA — Bank of America
BRL — Brazilian Real
CME — Chicago Mercantile Exchange
CZK — Czech Koruna
EUR — Euro
ILS — Israeli New Shekel
JPY — Japanese Yen
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$ 1,130,234	$ —	$ —	$ 1,130,234
Money Market Fund	1,023,044	—	—	1,023,044
Asset-Backed Securities	—	45,867,649	1,350,000	47,217,649
Collateralized Mortgage Obligations	—	39,390,306	656,101	40,046,407
Corporate Bonds	—	37,729,812	—	37,729,812
Foreign Government Debt	—	6,657,105	—	6,657,105
Senior Floating Rate Interests	—	5,504,461	—	5,504,461
Interest Rate Swap Agreements**	—	24,009	—	24,009
Forward Foreign Currency Exchange Contracts**	—	719,262	—	719,262
Total Assets	$ 2,153,278	$ 135,892,604	$ 2,006,101	$ 140,051,983

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Collateralized Mortgage Obligations Sold Short	$ —	$ 10,639,915	$ —	$ 10,639,915
Interest Rate Swap Agreements**	—	154,534	—	154,534
Forward Foreign Currency Exchange Contracts**	—	627,870	—	627,870
Fixed Income Index Swap Agreements**	—	8,624	—	8,624
Total Liabilities	$ —	$ 11,430,943	$ —	$ 11,430,943

** This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets categorized within Level 3 of the value hierarchy:

Category	Ending Balance at June 30, 2021	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$ 1,350,000	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	656,101	Model Price	Purchase Price	—	—
Total Assets	$ 2,006,101

Significant changes in a quote would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3 rather than Level 2, if such a quote or price cannot be supported with other available market information.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value of the period ended June 30, 2021:

	Assets
	Asset-Backed Securities	Collateralized Mortgage Obligations	Total Assets
Beginning Balance	$ 3,800,000	$ 1,182,023	$ 4,982,023
Purchases/(Receipts)	1,350,000	740,468	2,090,468
(Sales, maturities and paydowns)/Fundings	(3,800,000)	(1,256,182)	(5,056,182)
Amortization of premiums/discounts	-	(109)	(109)
Total realized gains (losses) included in earnings	-	(2)	(2)
Total change in unrealized appreciation (depreciation) included in earnings	-	(10,097)	(10,097)
Ending Balance	$ 1,350,000	$ 656,101	$ 2,006,101
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2021	$ -	$ 444	$ 444

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/24	5.75%	05/26/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/26/24	5.75%	04/26/25
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	4.20%	07/26/24	5.99%	07/26/25
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/24	5.79%	06/26/25
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Guggenheim Strategy Funds Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the 1933 Act may make investments in the Funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Guggenheim Strategy Fund II	Diversified
Guggenheim Strategy Fund III	Diversified
Guggenheim Variable Insurance Strategy Fund III	Diversified

Guggenheim Partners Investment Management, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

The values of swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the New York Stock Exchange (“NYSE”).

The value of interest rate swap agreements entered into by a fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the previous day’s Chicago Mercantile Exchange close price, adjusted for the current day's spreads.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and GI are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds utilized derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

At June 30, 2021, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Guggenheim Strategy Fund II	$ 355,431,722	$ 4,984,503	$ (2,580,438)	$ 2,404,065
Guggenheim Strategy Fund III	310,648,709	5,234,924	(2,653,571)	2,581,353
Guggenheim Variable Insurance Strategy Fund III	127,737,924	1,853,629	(970,513)	883,116

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 5 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Guggenheim Strategy Fund II
	Cascade Funding Mortgage Trust
	2018-RM2, 4.00% (WAC) due 10/25/68[1]	11/02/18	$1,089,087	$1,137,246
	Cascade Funding Mortgage Trust
	2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	366,586	374,312
	FKRT
	2020-C2A, 3.25% due 12/30/23	12/03/20	1,754,322	1,755,514
	LSTAR Securities Investment Ltd.
	2021-2, 1.79% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[1]	03/17/21	588,617	588,368
	LSTAR Securities Investment Ltd.
	2021-1, 1.89% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	783,146	784,984
			$4,581,758	$4,640,424
Guggenheim Strategy Fund III
	Cascade Funding Mortgage Trust
	2018-RM2, 4.00% (WAC) due 10/25/68[1]	11/02/18	$ 1,089,087	$ 1,137,246
	Cascade Funding Mortgage Trust
	2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	366,586	374,312
	FKRT
	2020-C2A, 3.25% due 12/30/23	12/03/20	1,399,913	1,400,865
	LSTAR Securities Investment Ltd.
	2021-1, 1.89% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	783,146	784,984
	LSTAR Securities Investment Ltd.
	2021-2, 1.79% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[1]	03/17/21	407,504	407,331
			$4,046,236	$4,104,738
Guggenheim Variable Insurance Strategy Fund III
	Cascade Funding Mortgage Trust
	2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	$ 366,586	$ 374,312
	FKRT
	2020-C2A, 3.25% due 12/30/23	12/03/20	655,656	656,101
	LSTAR Securities Investment Ltd.
	2021-2, 1.79% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[1]	03/17/21	181,113	181,036
	LSTAR Securities Investment Ltd.
	2021-1, 1.89% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	391,573	392,492
			$1,594,928	$1,603,941

1	Variable rate security. Rate indicated is the rate effective at June 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Note 6 – COVID-19

The global ongoing crisis caused by the outbreak of COVID-19 and the current recovery underway is causing disruption to consumer demand and economic output and supply chains. There are still travel restrictions and quarantines, and adverse impacts on local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and public health conditions around the world, the Fund’s investments and a shareholder’s investment in a Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Fund, the Fund, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to respond to and contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational and other risks.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.